CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,185	$ 4,278	$ 4,291
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization (see Note 3)	250	270	295
Financial loss (income) from available for sale securities	1	(3)	47
Deferred income taxes, net	(157)	138	(277)
Accrued severance pay	77	147	(138)
Unrealized loss from marketable securities, net	6	0	0
Capital loss (gain) on sale of property and equipment, net	(5)	14	(19)
Employees share based compensation	58	80	61
Stock- based compensation granted to a customer (deducted from revenues)	0	0	332
Realized loss on sale of available for sale securities	0	24	61
Decrease (increase) in accounts receivable:
Trade	(390)	913	(168)
Other	(15)	149	(167)
Decrease (increase) in prepaid expenses and deferred cost of revenues	351	456	(705)
Decrease in inventories	3	16	1
Increase (decrease) in accounts payable and accruals:
Trade	412	(639)	505
Other	1	(65)	(22)
Increase (decrease) in deferred revenues	2,413	(842)	288
Net cash provided by operating activities	5,190	4,936	4,385
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of available for sale securities	0	0	(2,505)
Proceeds from sale of available for sale securities	0	444	1,445
Purchase of property and equipment	(240)	(169)	(401)
Severance pay funds	(162)	(174)	191
Investment in short-term bank deposits	(2,559)	(1,258)	(1,393)
Investments in marketable securities	(2,842)	0	0
Proceeds from sale of property and equipment	26	84	79
Net cash used in investing activities	(5,777)	(1,073)	(2,584)
CASH FLOWS FROM FINANCING ACTIVITIES:
Employee stock options exercised and paid	73	41	399
Dividend paid	(4,532)	(4,505)	(5,968)
Net cash used in financing activities	(4,459)	(4,464)	(5,569)
TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVALENTS	(52)	45	52
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(5,098)	(556)	(3,716)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	13,310	13,866	17,582
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	8,212	13,310	13,866
SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH ACTIVITIES-
Taxes paid	95	113	72
Supplier credit granted to the company for property and equipment investments	$ 0	$ 0	$ 39